Income taxes - Summary of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets:
Net operating losses	$ 27,201	$ 13,491	$ 4,296
Research and development licenses	3,150	4,133	2,550
Development costs	0	0	418
Share-based compensation	1,025	762	198
Unrealized foreign exchange loss	0	1,739	0
Deferred interest expense	0	2,112	0
Accrued expenses	311	741	0
Other	4	144	0
Valuation allowances	(31,113)	(21,046)	(7,331)
Total deferred tax assets	578	2,076	131
Deferred tax liabilities:
Depreciation	(473)	(431)	(91)
Mark-to-market securities	(89,000)	(1,645)	0
Unrealized foreign exchange loss	(16)	0	0
Other	0	0	(40)
Total deferred tax liabilities	(578)	(2,076)	(131)
Net deferred tax	$ 0	$ 0	$ 0